Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

9. Derivative Instruments

The Company periodically uses derivative instruments to manage risk from changes in market conditions that may affect the Company’s financial performance. The Company primarily uses derivative instruments to manage its primary market risks, which are interest rate risk and foreign currency exchange rate risk.

The Company currently uses forward currency exchange contracts to minimize the effects of foreign currency risk in the United Kingdom and, prior to December 31, 2014, used forward currency exchange contracts to minimize the effects of foreign currency risk in Australia. The forward currency exchange contracts are non-designated derivatives. Any gain or loss resulting from these contracts is recorded as income or loss and is included in “Foreign currency transaction loss” in the Company’s consolidated statements of income. The Company currently does not manage its exposure to risk from foreign currency exchange rate fluctuations through the use of forward currency exchange contracts in Australia, Canada, Brazil or China.

The Company’s derivative instruments are presented in its financial statements on a net basis. The following table presents information related to the Company’s derivative instruments as of June 30, 2015 and 2014 and December 31, 2014 (dollars in thousands):

Non-designated derivatives:

	As of June 30, 2015
	Notional Amount	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Balance Sheets (1)	Net Amounts of Assets Presented in the Consolidated Balance Sheets (2)

Forward currency exchange contracts
Assets	$—	$—	$—	$—
Liabilities	$22,753	$69	$—	$69

	As of June 30, 2014
	Notional Amount	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Balance Sheets (1)	Net Amounts of Assets Presented in the Consolidated Balance Sheets (2)

Forward currency exchange contracts
Assets	$35,843	$—	$(93)	$(93)
Liabilities	$—	$—	$—	$—

	As of December 31, 2014
	Notional Amount	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Balance Sheets (1)	Net Amounts of Assets Presented in the Consolidated Balance Sheets (2)

Forward currency exchange contracts
Assets	$—	$—	$—	$—
Liabilities	$112,593	$213	$—	$213

(1)	As of June 30, 2015 and 2014 and December 31, 2014, the Company had no gross amounts of recognized derivative instruments that the Company makes an accounting policy election not to offset. In addition, there is no financial collateral related to the Company’s derivatives. The Company has no liabilities that are subject to an enforceable master netting agreement or similar arrangement.
(2)	Represents the fair value of forward currency contracts, which is recorded in “Accounts payable and accrued expenses” in the consolidated balance sheets.

The following table presents information on the effect of derivative instruments on the consolidated results of operations and accumulated other comprehensive income (“AOCI”) for the three months ended June 30, 2015 and 2014 (dollars in thousands):

	Gains (Losses) Recognized in Income		Gains (Losses) Recognized in AOCI		Gains (Losses) Reclassified From AOCI into Income

	Three Months Ended June 30,		Three Months Ended June 30,		Three Months Ended June 30,

	2015	2014	2015	2014	2015	2014
Non-designated derivatives:
Forward currency exchange contracts (1)	$(1,733)	$(995)	$—	$—	$—	$—

Total	$(1,733)	$(995)	$—	$—	$—	$—

	Gains (Losses) Recognized in Income		Gains (Losses) Recognized in AOCI		Gains (Losses) Reclassified From AOCI into Income

	Six Months Ended June 30,		Six Months Ended June 30,		Six Months Ended June 30,

	2015	2014	2015	2014	2015	2014
Non-designated derivatives:
Forward currency exchange contracts (1)	$2,196	$(1,755)	$—	$—	$—	$—

Total	$2,196	$(1,755)	$—	$—	$—	$—

(1)	The gains (losses) on these derivatives substantially offset the (losses) gains on the hedged portion of the foreign intercompany balances.

14. Derivative Instruments

The Company periodically uses derivative instruments to manage risk from changes in market conditions that may affect the Company’s financial performance. The Company primarily uses derivative instruments to manage its primary market risks, which are interest rate risk and foreign currency exchange rate risk.

The Company uses forward currency exchange contracts to minimize the effects of foreign currency risk in the United Kingdom and Australia. The forward currency exchange contracts are non-designated derivatives. Any gain or loss resulting from these contracts is recorded as income or loss and is included in “Foreign currency transaction loss” in the Company’s consolidated statements of income. The Company currently does not manage its exposure to risk from foreign currency exchange rate fluctuations through the use of forward currency exchange contracts in Canada or Brazil.

The Company’s derivative instruments are presented in its financial statements on a net basis. The following table presents information related to the Company’s derivative instruments as of December 31, 2014 (dollars in thousands):

Non-designated derivatives:

	As of December 31, 2014
Forward currency exchange contracts	Notional Amount	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Balance Sheets (1)	Net Amounts of Assets Presented in the Consolidated Balance Sheets (2)
Assets	$—	$—	$—	$—

Liabilities	$112,593	$213	$—	$213

(1)	As of December 31, 2014, the Company had no gross amounts of recognized derivative instruments that the Company makes an accounting policy election not to offset. In addition, there is no financial collateral related to the Company’s derivatives. The Company has no liabilities that are subject to an enforceable master netting agreement or similar arrangement.
(2)	Represents the fair value of forward currency contracts, which is recorded in “Prepaid expenses and other assets” in the consolidated balance sheets.

Prior to June 2014, the Company participated in Cash America’s derivative and hedging programs, which are coordinated through a centralized treasury function; therefore, the assets and liabilities related to derivative instruments were not recorded in the Company’s financial statements, however, the gains and losses associated with Cash America’s foreign currency forward contracts that relate to the Company’s business were included as “Foreign currency transaction loss” in the consolidated statements of income. The notional amount recorded by Cash America as of December 31, 2013 was $81.5 million.

The following table presents information on the effect of derivative instruments on the consolidated results of operations and AOCI for years ended December 31, 2014, 2013 and 2012 (dollars in thousands):

	Gains (Losses) Recognized in Income			Gains (Losses) Recognized in AOCI			Gains (Losses) Reclassified From AOCI into Income
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Non-designated derivatives:
Forward currency exchange contracts (1)	$287	$(1,813)	$(4,794)	$—	$—	$—	$—	$—	$—

Total	$287	$(1,813)	$(4,794)	$—	$—	$—	$—	$—	$—

(1)	The gains (losses) on these derivatives substantially offset the (losses) gains on the hedged portion of the foreign intercompany balances.